Vanguard® Communication Services Index Fund
Schedule of Investments (unaudited)
As of May 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Diversified Telecommunication Services (15.0%)
	Verizon Communications Inc.	4,102,100	210,397
	AT&T Inc.	7,041,387	149,911
	Lumen Technologies Inc.	2,092,408	25,611
*	Liberty Global plc Class C	833,501	21,179
*	Iridium Communications Inc.	451,660	16,761
*	Frontier Communications Parent Inc.	608,501	15,779
*	Liberty Global plc Class A	635,248	15,449
	Cogent Communications Holdings Inc.	165,506	9,995
*	Liberty Latin America Ltd. Class C	599,476	5,701
*	Globalstar Inc.	2,767,308	3,874
*	Radius Global Infrastructure Inc. Class A (XNMS)	233,585	3,481
*	EchoStar Corp. Class A	144,535	3,473
*	Anterix Inc.	45,530	1,948
	ATN International Inc.	43,001	1,896
*	Bandwidth Inc. Class A	85,215	1,793
*	Consolidated Communications Holdings Inc.	242,739	1,607
*	Liberty Latin America Ltd. Class A	148,536	1,413
*	IDT Corp. Class B	20,552	566
			490,834
Entertainment (19.5%)
*	Walt Disney Co.	1,380,307	152,441
*	Netflix Inc.	434,137	85,716
	Activision Blizzard Inc.	983,310	76,580
*	Warner Bros Discovery Inc.	3,332,401	61,483
	Electronic Arts Inc.	383,167	53,126
*	Take-Two Interactive Software Inc.	334,112	41,607
*	Live Nation Entertainment Inc.	296,016	28,136
*	Liberty Media Corp.-Liberty Formula One Class C	445,516	27,751
*	Roku Inc.	174,153	16,527
	Warner Music Group Corp. Class A	471,535	14,000
*,1	AMC Entertainment Holdings Inc. Class A	856,063	12,276
	World Wrestling Entertainment Inc. Class A	171,104	11,425
*	Roblox Corp. Class A	344,124	10,303
*	Madison Square Garden Sports Corp.	56,683	9,288
*	Cinemark Holdings Inc.	392,322	6,662
*	Madison Square Garden Entertainment Corp.	94,130	6,381
*	Playtika Holding Corp.	316,568	4,688
*	Liberty Media Corp.- Liberty Braves Class C	149,286	3,665
*	Lions Gate Entertainment Corp. Class B	355,077	3,334
*	Lions Gate Entertainment Corp. Class A	325,623	3,331
*	Imax Corp.	183,279	3,175
*	Endeavor Group Holdings Inc. Class A	80,715	1,834

		Shares	Market Value ($000)
*	Marcus Corp.	84,101	1,318
*	Liberty Media Corp.- Liberty Braves Class A	31,126	790
*,1	Skillz Inc. Class A	384,885	731
*	CuriosityStream Inc.	17,245	26
			636,594
Interactive Media & Services (42.3%)
*	Meta Platforms Inc. Class A	2,312,668	447,825
*	Alphabet Inc. Class A	168,984	384,479
*	Alphabet Inc. Class C	152,787	348,474
*	Twitter Inc.	1,070,326	42,385
*	Match Group Inc.	356,270	28,067
*	Snap Inc. Class A	1,296,790	18,298
*	ZoomInfo Technologies Inc. Class A	405,746	16,388
*	IAC/InterActiveCorp.	188,509	16,080
*	Pinterest Inc. Class A	747,709	14,692
*	Ziff Davis Inc.	164,059	12,524
*	TripAdvisor Inc.	384,580	9,553
*	Yelp Inc. Class A	283,799	8,347
*	Cargurus Inc.	310,237	7,855
*	Bumble Inc. Class A	273,658	7,799
*	Vimeo Inc.	569,910	4,953
*	Eventbrite Inc. Class A	277,100	3,250
*	Cars.com Inc.	256,735	2,657
*	QuinStreet Inc.	198,758	2,186
*	Angi Inc. Class A	265,817	1,459
*	ZipRecruiter Inc. Class A	80,446	1,445
*,1	fuboTV Inc.	190,437	627
*	Mediaalpha Inc. Class A	60,312	609
*	Nextdoor Holdings Inc.	57,241	163
*	Outbrain Inc.	17,988	110
			1,380,225
Media (19.5%)
	Comcast Corp. Class A	3,386,862	149,970
*	Charter Communications Inc. Class A	149,480	75,776
	Paramount Global Inc. Class B	1,010,983	34,707
	Omnicom Group Inc.	422,438	31,518
*	Liberty Broadband Corp. Class C	219,320	27,452
	Interpublic Group of Cos. Inc.	800,441	25,798
	Fox Corp. Class A	680,635	24,169
	Nexstar Media Group Inc. Class A	129,180	22,635
*	Liberty Media Corp.- Liberty SiriusXM Class C	445,999	18,331
	TEGNA Inc.	810,811	17,757
	Fox Corp. Class B	541,131	17,701
	Cable One Inc.	13,498	17,589
	News Corp. Class A	1,006,120	17,507
	New York Times Co. Class A	469,533	16,194
[1]	Sirius XM Holdings Inc.	2,436,992	15,597
*	DISH Network Corp. Class A	663,139	15,140
*	Liberty Media Corp.- Liberty SiriusXM Class A	295,332	12,200
*	Liberty Broadband Corp. Class A	99,933	12,193
*	Altice USA Inc. Class A	837,376	9,529
	John Wiley & Sons Inc. Class A	171,627	9,090
	News Corp. Class B	500,891	8,806
*	TechTarget Inc.	97,792	6,952
	Gray Television Inc.	308,068	6,075
*	iHeartMedia Inc. Class A	446,794	5,272
*	Magnite Inc.	465,542	5,116

		Shares	Market Value ($000)
	Sinclair Broadcast Group Inc. Class A	189,404	4,589
*	WideOpenWest Inc.	201,586	4,431
*	AMC Networks Inc. Class A	106,704	4,189
	Scholastic Corp.	101,047	3,792
*	Cardlytics Inc.	127,376	3,300
*	EW Scripps Co. Class A	203,937	3,237
*	Gannett Co. Inc.	524,262	2,060
*	Thryv Holdings Inc.	78,614	2,059
*	Clear Channel Outdoor Holdings Inc.	1,274,591	2,014
*	Boston Omaha Corp. Class A	65,727	1,436
*	Advantage Solutions Inc.	244,808	1,053
*	PubMatic Inc. Class A	39,670	791
*	Adtheorent Holdings Co. Inc.	25,649	241
*	Loyalty Ventures Inc.	120	1
			636,267
Wireless Telecommunication Services (3.5%)
*	T-Mobile US Inc.	726,848	96,881
	Telephone and Data Systems Inc.	373,248	6,618
	Shenandoah Telecommunications Co.	183,039	4,202
*	Gogo Inc.	190,407	3,858
*	United States Cellular Corp.	52,098	1,600
			113,159
Total Common Stocks (Cost $3,854,047)			3,257,079
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[2,3]	Vanguard Market Liquidity Fund, 0.854% (Cost $33,428)	334,329	33,430
Total Investments (100.8%) (Cost $3,887,475)			3,290,509
Other Assets and Liabilities—Net (-0.8%)			(25,413)
Net Assets (100.0%)			3,265,096
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $25,596,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $27,588,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Pinterest Inc. Class A	8/31/22	BANA	2,103	(0.320)	—	(1)
Sirius XM Holdings Inc.	1/31/23	GSI	3,984	(0.820)	189	—
					189	(1)
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	3,257,079	—	—	3,257,079
Temporary Cash Investments	33,430	—	—	33,430
Total	3,290,509	—	—	3,290,509
Derivative Financial Instruments
Assets
Swap Contracts	—	189	—	189
Liabilities
Swap Contracts	—	1	—	1